Supplement to the
Fidelity® SAI Small-Mid Cap 500 Index Fund
August 5, 2015
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information supplements the biographical information found in the "Fund Management" section.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

SV3-16-01  September 2, 2016
1.9878820.100

Supplement to the
Fidelity® SAI U.S. Quality Index Fund
October 7, 2015
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information supplements the biographical information found in the "Fund Management" section.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

SV4-16-01  September 2, 2016
1.9878821.100

Supplement to the
Fidelity® SAI International Index Fund
December 9, 2015
Prospectus

Effective July 1, 2016, the following information replaced similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.050%
Distribution and/or Service (12b-1) fees	None
Other expensesB	0.075%
Total annual operating expenses	0.125%
Fee waiver and/or expense reimbursementC	0.075%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.050%

A Adjusted to reflect current fees.

B Based on estimated amounts for the current fiscal year.

C Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.05%. This arrangement will remain in effect through December 31, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 5
3 years	$ 24

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information supplements the biographical information found in the "Fund Management" section.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

SV7-16-02 (PAGE 1 OF 2) September 2, 2016
1.9871328.101

Effective July 1, 2016, the following information replaced similar information found in the "Fund Management" section under the heading "Fund Management".

On July 1, 2016, the Adviser reduced the management fee rate for the fund from 0.10% to 0.05%. The fund's annual management fee rate is 0.05% of its average net assets.

Supplement to the
Fidelity® SAI Real Estate Index Fund
December 9, 2015
Prospectus

Effective July 1, 2016, the following information replaced similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.070%
Distribution and/or Service (12b-1) fees	None
Other expensesB	0.075%
Total annual operating expenses	0.145%
Fee waiver and/or expense reimbursementC	0.055%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.090%

A Adjusted to reflect current fees.

B Based on estimated amounts for the current fiscal year.

C Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.09%. This arrangement will remain in effect through September 30, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 9
3 years	$ 36

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information supplements the biographical information found in the "Fund Management" section.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

SV8-16-02 (PAGE 1 OF 2) September 2, 2016
1.9871334.101

Effective July 1, 2016, the following information replaced similar information found in the "Fund Management" section under the heading "Fund Management".

On July 1, 2016, the Adviser reduced the management fee rate for the fund from 0.12% to 0.07%. The fund's annual management fee rate is 0.07% of its average net assets.

Supplement to the
Fidelity® SAI U.S. Large Cap Index Fund
December 9, 2015
Prospectus

Effective July 1, 2016, the following information replaced similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.015%
Distribution and/or Service (12b-1) fees	None
Other expensesB	0.075%
Total annual operating expenses	0.090%
Fee waiver and/or expense reimbursementC	0.075%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.015%

A Adjusted to reflect current fees.

B Based on estimated amounts for the current fiscal year.

C Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.015%. This arrangement will remain in effect through September 30, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 2
3 years	$ 15

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016..

The following information supplements the biographical information found in the "Fund Management" section.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

SV9-16-02  September 2, 2016
1.9871337.101

Effective July 1, 2016, the following information replaced similar information found in the "Fund Management" section under the heading "Fund Management".

On July 1, 2016, the Adviser reduced the management fee rate for the fund from 0.02% to 0.015%. The fund's annual management fee rate is 0.015% of its average net assets.

Supplement to the
Spartan Real Estate Index Fund
Investor Class and Fidelity Advantage® Class
September 29, 2015
Prospectus

Effective June 14, 2016, Spartan Real Estate Index Fund will be renamed Fidelity® Real Estate Index Fund. Effective June 14, 2016, Fidelity Advantage Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Premium Class

Management feeA	0.07%	0.07%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.16%	0.02%
Total annual operating expenses	0.23%	0.09%

A Adjusted to reflect current fees.

URX-16-04  September 2, 2016
1.933389.112

Investor Class

Premium Class

1 year	$ 24	$ 9
3 years	$ 74	$ 29
5 years	$ 130	$ 51
10 years	$ 293	$ 115

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares".

For Investor Class:

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service.

For Premium Class:

For individual accounts maintained by the Adviser or its affiliates, and for omnibus accounts for which Fidelity provides recordkeeping services, the Adviser or an affiliate will monitor fund balances at the individual account level.

Premium Class shares are not available to intermediaries that would meet the eligibility requirements by aggregating the holdings of underlying accounts. An intermediary that holds Premium Class shares within an omnibus account must agree that it will be able to offer Premium Class shares in accordance with the terms of this prospectus. Intermediaries may include broker-dealers, institutional accounts, insurance, bank trust, third-party administrators and registered investment advisers.

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, or fund positions opened with the proceeds of distributions from a Fidelity systematic withdrawal service.

Investors eligible to purchase Investor Class and Premium Class shares may also be eligible to purchase Institutional Class shares, shares of the fund that are not offered through this prospectus. Institutional Class has different expenses and features, as described in its prospectus. Investor Class and Premium Class shares have higher expenses than Institutional Class shares.

Effective June 14, 2016, the following information supplements similar information found in the "Shareholder Information" section under the heading "Converting Shares".

Shares of Investor Class or Premium Class may be converted to Institutional Class shares, shares of the fund which are not offered through this prospectus, provided the shareholder meets the applicable eligibility requirements for Institutional Class.

The information in the fourth paragraph in the "Fund Services" section under the heading "Fund Management" on page 24 has been removed.

The following information supplements the biographical information found in the "Fund Management" section.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Management".

On July 1, 2016, the Adviser reduced the management fee rate from 0.14% to 0.07%. The fund's annual management fee rate is 0.07% of its average net assets.

Supplement to the
Spartan Real Estate Index Fund
Institutional Class
September 29, 2015
Prospectus

Effective June 14, 2016, Spartan Real Estate Index Fund will be renamed Fidelity® Real Estate Index Fund.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.07%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.00%
Total annual operating expenses	0.07%

A Adjusted to reflect current fees.

1 year	$ 7
3 years	$ 23
5 years	$ 40
10 years	$ 90

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

URX-I-16-04  September 2, 2016
1.933390.111

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Initial Purchase Minimum	$5 million

The fund may waive or lower purchase minimums in other circumstances.

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Tax Information".

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares".

The price to buy one share is its NAV. Institutional Class shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

For individual accounts maintained by the Adviser or its affiliates, and for omnibus accounts for which Fidelity provides recordkeeping services, the Adviser or an affiliate will monitor fund balances at the individual account level.

Except as described below, Institutional Class shares are generally not available to intermediaries that would meet the eligibility requirements by aggregating the holdings of underlying accounts. An intermediary that holds Institutional Class shares within an omnibus account must agree that it will be able to offer the shares in accordance with the terms of this prospectus. Intermediaries may include broker-dealers, institutional accounts, insurance, bank trust, third-party administrators and registered investment advisers.

Initial purchase and balance minimums with respect to Institutional Class generally will apply to aggregate account balances at the plan sponsor level for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) and the provider level for managed account programs that charge an asset-based fee. The initial purchase and balance minimums generally will apply at the investing fund level for mutual funds. Please contact Fidelity for more information about Institutional Class shares.

There is no initial purchase minimum or minimum balance for Institutional Class for qualified tuition programs for which Fidelity serves as investment manager.

Investors eligible to purchase Institutional Class shares may also be eligible to purchase Investor Class or Premium Class shares, shares of the fund that are not offered through this prospectus. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Each class has different expenses and features, as described in its prospectus. Investor Class and Premium Class shares have higher expenses than Institutional Class shares.

In addition, the fund may waive or lower purchase minimums in other circumstances.

Shares are generally available only to investors residing in the United States.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when Institutional Class shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Effective June 14, 2016, the following information supplements information in the "Shareholder Information" section under the heading "Selling Shares".

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus the short-term redemption fee, if applicable. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Effective June 14, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Selling Shares".

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Effective June 14, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Converting Shares".

The fund may convert your Investor Class or Premium Class shares, classes of shares of the fund that are not offered through this prospectus, to Institutional Class shares if you meet the applicable eligibility requirements for Institutional Class shares.

The fund may convert your Institutional Class shares to Investor Class or Premium Class shares, as applicable, if you no longer meet the eligibility requirements for Institutional Class. If you hold Institutional Class shares and your fund balance falls below $5 million worth of shares for any reason, including solely due to declines in the class's NAV, the fund may convert your Institutional Class shares to Premium Class or Investor Class shares, as applicable. Investors will be notified in writing before any such conversion to Investor Class or Premium Class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Effective June 14, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Exchanging Shares".

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

Exchanges are subject to minimum investment limitations and other eligibility requirements of the shares of the fund into which you are exchanging.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check the fund's prospectus for details.

Effective June 14, 2016, the following information has been removed from the "Shareholder Information" section.

Rollover IRAs

Assets from retirement plans may be invested in Investor Class or Fidelity Advantage Class shares, as applicable, classes of shares of the fund that are not offered through this prospectus, through an IRA rollover. Institutional Class shares are not available to IRA rollover accounts. Information on Investor Class and Fidelity Advantage Class shares, including any minimum purchase or balance requirements applicable to IRA rollover accounts, can be found in that class's prospectus. Investor Class and Fidelity Advantage Class shares have higher expenses than Institutional Class shares.

Effective June 14, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Account Policies".

Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

Effective June 14, 2016, the following information supplements similar information in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Effective June 14, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Tax Consequences".

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

The information in the fourth paragraph in the "Fund Services" section under the heading "Fund Management" on page 21 has been removed.

The following information supplements the biographical information found in the "Fund Management" section.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Management".

On July 1, 2016, the Adviser reduced the management fee rate from 0.14% to 0.07%. The fund's annual management fee rate is 0.07% of its average net assets.

Effective June 14, 2016, the following information replaces similar information in the "Fund Services" section under the heading "Fund Distribution".

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the SAI.